As filed with the Securities and Exchange Commission on August 5, 2020

Securities Act Registration No. 333-183489

Investment Company Act Reg. No. 811-22739

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Post-Effective Amendment No. 32☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 38 ☒

(Check appropriate box or boxes.)

__________________

INDEXIQ ACTIVE ETF TRUST

(Exact Name of Registrant as Specified in Charter)

_____________________

51 Madison Avenue

New York, NY 10010

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (888) 474-7725

____________________

Matthew V. Curtin, Esq.

IndexIQ Advisors LLC

51 Madison Avenue

New York, NY 10010

______________________

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 13, 2020, pursuant to paragraph (b)(1) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on [ ], pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on [ ], pursuant to paragraph (a)(2) of Rule 485

Explanatory Note

This Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A is being filed solely for the purpose of delaying until August 13, 2020, the effectiveness of the registration statement for IQ m+ Buffered ETF (the “Fund”) filed in Post-Effective Amendment No. 25 on April 15, 2020, the effectiveness of which was delayed pursuant to Post-Effective Amendment No. 27, filed on June 26, 2020 and Post-Effective Amendment No. 31, filed on July 23, 2020.

This Post-Effective Amendment No. 32 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 25. This Post-Effective Amendment does not affect the currently effective prospectuses and statements of additional information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 32 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on this 5th day of August, 2020.

INDEXIQ ACTIVE ETF TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date
Reena Aggarwal*	Trustee	August 5, 2020
Reena Aggarwal

Michael A. Pignataro*	Trustee	August 5, 2020
Michael A. Pignataro

Paul D. Schaeffer*	Trustee	August 5, 2020
Paul D. Schaeffer

/s/ Kirk C. Lehneis	Trustee, President and Principal	August 5, 2020
Kirk C. Lehneis	Executive Officer

/s/ Adefolahan Oyefeso	Treasurer, Principal Financial	August 5, 2020
Adefolahan Oyefeso	Officer, and Principal Accounting
Officer

/s/ Matthew V. Curtin
Matthew V. Curtin, Attorney-in-fact*

* PURSUANT TO POWERS OF ATTORNEY PREVIOUSLY FILED